Investments accounted for using equity method (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method		$ 136,098,062	$ 142,017,781	$ 99,270,280
Associates [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method		1,168,438	1,229,540
Associates [member] | Other companies [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method		1,168,438	1,229,540
Joint ventures [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method		$ 134,929,624	140,788,241
Joint ventures [member] | Cerveceria Austral S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture		50.00%
Investments accounted for using equity method		$ 8,607,390	7,327,949
Joint ventures [member] | Foods Compania de Alimentos CCU S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture		50.00%
Investments accounted for using equity method	[1]	$ 1,709,803	12,012,276
Joint ventures [member] | Central Cervecera de Colombia S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture		50.00%
Investments accounted for using equity method		$ 25,334,386	40,681,482
Joint ventures [member] | Zona Franca Central Cervecera S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture		50.00%
Investments accounted for using equity method		$ 99,278,045	$ 80,766,534

[1]	See Note 16 – Investments accounted for using equity method, number (2).